T. ROWE PRICE Global Industrials Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 92.9%
INDUSTRIALS & BUSINESS SERVICES 92.9%
Aerospace & Defense 8.7%
Airbus (EUR) (1) 42,935 4,870
Boeing (1) 5,659 1,442
Honeywell International  15,650 3,397
Kratos Defense & Security Solutions (1) 21,775 594
Safran (EUR) (1) 11,898 1,618
Textron  27,428 1,538
Thales (EUR)  17,985 1,785
15,244
Air Freight & Logistics 5.4%
Deppon Logistics, A Shares (CNH)  441,100 867
FedEx  15,772 4,480
United Parcel Service, Class B  24,568 4,176
9,523
Airlines 1.0%
Sun Country Airlines Holdings (1) 14,984 514
Wizz Air Holdings (GBP) (1) 19,069 1,267
1,781
Auto Components 5.0%
Bharat Forge (INR)  49,953 409
Bridgestone (JPY)  38,500 1,565
Huayu Automotive Systems, A Shares (CNH)  183,495 774
Magna International  35,225 3,101
Stanley Electric (JPY)  55,200 1,649
Valeo (EUR)  34,382 1,166
8,664
Automobiles 2.2%
Suzuki Motor (JPY)  57,400 2,615
Zhongsheng Group Holdings (HKD)  163,500 1,158
3,773
Building Products 2.0%
Armstrong World Industries  13,805 1,244
Daikin Industries (JPY)  7,100 1,435
Voltas (INR)  64,697 889
3,568
Business Services 8.7%
Ashtead Group (GBP)  34,131 2,037

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
Avery Dennison  7,328 1,346
HomeServe (GBP)  101,260 1,677
Linde  8,657 2,425
Recruit Holdings (JPY)  87,000 4,272
Renrui Human Resources Technology Holdings (HKD) (1) 271,900 940
Teleperformance (EUR)  6,893 2,513
15,210
Construction & Engineering 0.6%
Trimble (1) 14,029 1,091
1,091
Construction & Farm Equipment 4.1%
Cummins  9,023 2,338
Komatsu (JPY)  97,200 3,012
PACCAR  19,130 1,778
7,128
Electrical Equipment 11.5%
Alstom (EUR) (1) 72,804 3,628
Amphenol, Class A  46,392 3,061
Belden  36,288 1,610
Hamamatsu Photonics (JPY)  25,000 1,481
Infineon Technologies (EUR)  85,608 3,642
Littelfuse  8,036 2,125
National Instruments  7,602 328
Roper Technologies  7,145 2,882
Shoals Technologies Group, Class A (1) 21,052 732
Stoneridge (1)(2) 23,212 738
20,227
Household Durables 1.6%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  264,108 2,532
Midea Group, A Shares (CNH)  25,380 320
2,852
Industrial Conglomerates 14.2%
Fortive  25,279 1,786
General Electric  555,784 7,297
GVS (EUR) (1) 41,395 651
Melrose Industries (GBP)  714,283 1,643
Sealed Air  50,541 2,316
Siemens (EUR)  39,603 6,507
Smiths Group (GBP)  134,283 2,845
TKH Group, CVA (EUR)  39,833 1,907
24,952

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
Industrial Machinery 14.7%
Alfa Laval (SEK) (1) 77,254 2,335
Chart Industries (1) 7,214 1,027
Hoshizaki (JPY)  20,800 1,860
Impro Precision Industries (HKD)  1,345,000 395
Ingersoll Rand (1) 54,456 2,680
KION Group (EUR)  28,347 2,801
Middleby (1) 15,208 2,521
Miura (JPY)  34,700 1,877
NexTier Oilfield Solutions (1) 257,240 957
Parker-Hannifin  7,979 2,517
Quaker Chemical  6,071 1,480
SMC (JPY)  5,200 3,028
Thermon Group Holdings (1) 36,691 715
Weir Group (GBP) (1) 64,495 1,581
25,774
Information Technology 5.4%
Aspen Technology (1) 6,429 928
Cognex  9,334 775
Entegris  10,655 1,191
Hexagon, B Shares (SEK)  10,824 999
Keyence (JPY)  4,300 1,960
Leidos Holdings  18,489 1,780
NARI Technology, A Shares (CNH)  359,387 1,714
9,347
Road & Rail 5.5%
JB Hunt Transport Services  17,402 2,925
Kansas City Southern  7,707 2,034
Norfolk Southern  12,343 3,314
Old Dominion Freight Line  5,623 1,352
9,625
Trading Companies & Distribution 1.5%
Air Lease  53,871 2,640
2,640
Transportation Infrastructure 0.8%
Beijing Capital International Airport, H Shares (HKD)  1,730,000 1,348
1,348
Total Industrials & Business Services 162,747
Total Common Stocks (Cost $140,696) 162,747

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.0%
INDUSTRIALS & BUSINESS SERVICES 1.0%
Aerospace & Defense 0.4%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $656 (1)(3)(4) 14,560 656
656
Automobiles 0.6%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $120 (1)(3)(4) 11,134 411
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $142 (1)(3)(4) 9,116 336
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $274 (1)(3)(4) 7,443 274
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $148 (1)(3)(4) 3,598 148
1,169
Total Industrials & Business Services 1,825
Total Convertible Preferred Stocks (Cost $1,340) 1,825
PREFERRED STOCKS 2.0%
INDUSTRIALS & BUSINESS SERVICES 2.0%
Automobiles 2.0%
Volkswagen (EUR) (5) 12,197 3,414
Total Industrials & Business Services 3,414
Total Preferred Stocks (Cost $2,129) 3,414
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 0.04% (6)(7) 3,398,025 3,398
Total Short-Term Investments (Cost $3,398) 3,398

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.08% (6)(7) 15,936 159
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 159
Total Securities Lending Collateral (Cost $159) 159
Total Investments in Securities 97.9%
(Cost $147,722) $ 171,543
Other Assets Less Liabilities 2.1% 3,721
Net Assets 100.0% $ 175,264
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,825 and represents 1.0% of net assets.
(5) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6) Seven-day yield
(7) Affiliated Companies
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
SEK Swedish Krona

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.08% — — — ++
Totals $ — # $ — $ — +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 3,185 ¤ ¤ $ 3,398
T. Rowe Price Short-Term Fund,
0.08% 658 ¤ ¤ 159
Total $ 3,557 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,557.

T. ROWE PRICE Global Industrials Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Industrials Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Industrials Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Industrials Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Industrials Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2021, totaled $426,000 for the period ended
March 31, 2021.
F153-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 81,175 $ 81,572 $ — $ 162,747
Convertible Preferred Stocks — — 1,825 1,825
Preferred Stocks — 3,414 — 3,414
Short-Term Investments 3,398 — — 3,398
Securities Lending Collateral 159 — — 159
Total $ 84,732 $ 84,986 $ 1,825 $ 171,543
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/21
Investment in Securities
Convertible Preferred Stocks $ 321 $ 426 $ 1,078 $ 1,825